Segment reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment reporting

Note 37. Segment reporting

The Group has two operating and reportable segments that meet the criteria set forth in ASC 280-10-50: Semiconductors and ASIC.

Following the acquisition of IC’Alps on August 4, 2025, the Group updated its reportable segments to reflect changes in its internal management reporting structure. Prior to the acquisition of IC’Alps, the Group’s operations were primarily composed of the Semiconductors business and corporate activities. Corporate activities are now included within “Other profit or loss.” Prior period segment information has been recast to conform to the current year presentation.

Both the Semiconductors and ASIC reportable segments are strategic business units that offer specific products and are managed separately because they require dedicated resources and targeted marketing strategies. The Semiconductors segment encompasses the design, manufacturing, sales and distribution of high-end, Common Criteria EAL5+ and FIPS 140-3-certified secure microprocessors. The ASIC segment’s operations include a complete offering of Application Specific Integrated Circuit (ASIC) and System on Chip (SoC) development, from circuit specification and mastering design in-house through qualification and management of the entire production supply chain. The ASIC reportable segment did not exist prior to August 4, 2025, when the Group acquired IC’Alps.

The Semiconductors segment is subject to export controls and government procurement regulations. The ASIC segment may also be subject to customer-specific regulatory and qualification requirements depending on end-market applications.

The Group’s Chief Executive Officer, who is the Chief Operating Decision Maker, evaluates segment performance and allocates resources based on net sales, gross profit (where applicable), and operating income or loss. In making these decisions, the Chief Operating Decision Maker considers budgets, budget-to-actual variances and key operating metrics, and allocates resources, including employees, property, plant and equipment, and financial resources, across the reportable segments.

The accounting policies of the segments are consistent with those described in the summary of significant accounting policies of the Group. Segment operating income includes directly attributable revenues and expenses. “Other segment items” include corporate expenses and other items that are not allocated to the reportable segments.

The Group accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Unaudited 6 months ended June 30,	2026			2025
USD’000	Semiconductors	ASIC	Total	Semiconductors	ASIC	Total
Revenue from external customers	8,603	2,504	11,107	4,825	-	4,825
Intersegment revenue	-	1,302	1,302	-	-	-
	8,603	3,806	12,409	4,825	-	4,825

Reconciliation of revenue
Elimination of intersegment revenue		(1,302)	(1,302)			-
Other revenue [2]			327			468
Total consolidated revenue			11,434			5,293

Less:[1]
Cost of sales	4,910	821	5,731	3,199	-	3,199
Segment gross profit	3,693	1,683	5,376	1,626	-	1,626

Less:[1]
Total operating expenses	11,113	6,612	17,725	7,328	-	7,328
Other segment items	(129)	517	388	691	-	691
Segment profit / (loss) before income taxes	(7,291)	(5,446)	(12,737)	(6,393)	-	(6,393)

Reconciliation of profit or loss (segment profit / (loss))
Other profit or loss[2]			(23,684)			(15,893)
Elimination of intersegment profits			(62)			-
Income / (loss) before income taxes			(36,483)			(22,286)

Other segment disclosures
Interest revenue	-	-	-	7	-	7
Interest expense	358	35	393	7	-	7
Depreciation and amortization	421	2,238	2,659	313	-	313
Profit / (loss) from intersegment sales	-	62	62	-	-	-
Income tax recovery / (expense)	-	295	295	-	-	-
Segment assets	21,418	29,399	50,817	13,233	-	13,233

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2)	Other revenue and Other profit or loss are attributable to subsidiaries that do not meet the definition of an operating segment and the activities of which include sales, support and distribution of products, R&D, financing and non-operating investment company, and the newly acquired Wecan and Miraex. None of those segments has ever met any of the quantitative thresholds for determining reportable segments. It also includes the holding company SEALSQ Corp., which is not separately presented as a reportable segment.

Other segment items for each reportable segment are made up of non-operating expenses, including management expenses, foreign exchanges gains and losses, debt discount amortization and financing costs.

	As of June 30,	As of June 30,
Asset reconciliation USD’000	2026 (unaudited)	2025 (unaudited)
Total assets from reportable segments	50,817	13,233
Other assets[1]	656,356	175,518
Elimination of intersegment receivables	(45,798)	(14,430)
Elimination of intersegment investment and goodwill	(44,997)	(19,332)
Consolidated total assets	616,378	154,989

(1)	Other assets are attributable to subsidiaries that do not meet the definition of an operating segment and the activities of which include sales, support and distribution of products, R&D, financing and non-operating investment company, as well as the newly acquired Wecan and Miraex. Most of Other assets refers to SEALSQ Corp, as the company is currently excluded from the reportable segments and consists mostly of cash.

Revenue and property, plant and equipment by geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Revenue by region	Unaudited 6 months ended June 30,
USD’000	2026	2025
Switzerland	584	389
Rest of EMEA*	3,309	818
North America	5,655	3,196
Asia Pacific	1,886	795
Latin America	-	95
Total revenue	11,434	5,293

*	EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Switzerland	333	49
Rest of EMEA	4,709	3,755
Total Property, plant and equipment, net of depreciation	5,042	3,804